Consolidated statements of cash flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income for the year	$ 49,978,247	$ 50,157,772	$ 71,134,002	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	25,930,557	16,991,900	15,629,116
Amortization of deferred finance charges	0	0	474,039
Noncash lease expense	78,761	71,237	62,609
Shared based compensation	3,187,650	3,397,082	2,434,855
Impairment loss	0	0	8,996,023
Net gain on sale of vessel – related party	0	0	(8,182,777)
Net loss on sale of vessel	0	1,589,702	0
Unrealized foreign exchange (gain)/loss on time deposits	(967,751)	1,983,810	(426,040)
Dividends income from related party	0	0	(404,167)
Changes in operating assets and liabilities:
Trade and other receivables	52,528	42,730	(6,477,912)
Other current assets	(455,187)	(349,996)	(62,771)
Claim receivables	(479,488)	0	0
Inventories	2,585,483	(15,233)	(1,908,513)
Changes in operating lease liabilities	(78,761)	(71,237)	(62,609)
Advances and prepayments	5,548	(88,625)	(181,990)
Due from related party	(191,667)	2,206,821	(2,940,967)
Trade accounts payable	716,052	(2,173,926)	118,523
Due to related party	(2,386,635)	3,091,759	0
Accrued liabilities	825,966	361,520	1,383,841
Deferred income	1,980,099	500,110	(54,903)
Net cash provided by operating activities	80,781,402	77,695,426	79,530,359
Cash flows from investing activities:
Dividends income received	0	0	241,667
Proceeds from sale of vessel, net	0	41,153,578	3,865,890
Payments for acquisition and capitalized expenses of vessels	(1,707,320)	(74,672,266)	(28,145,103)
Purchase of bank time deposits	(318,126,975)	(259,603,451)	(167,501,480)
Maturity of bank time deposits	284,760,767	150,770,970	203,827,710
Proceeds from seller financing	0	35,700,000	0
Net cash provided by/(used in) investing activities	(35,073,528)	(106,651,169)	12,288,684
Cash flows from financing activities:
Proceeds from issuance of Series B preferred shares	655,000	475,000	0
Proceeds from exercise of stock options	60,000,570	0	29,070,586
Proceeds from equity offerings	2,066,666	8,600,000	0
Stock issuance costs	(4,000,721)	0	(1,492,817)
Issuance costs on warrants exercise	0	(22,178)	0
Stock repurchase	0	(2,504,498)	(5,885,727)
Warrants repurchase	0	0	(1,521,738)
Dividends paid on preferred shares	(1,736,415)	(1,736,562)	(2,130,254)
Loan repayments	0	0	(70,438,500)
Repayment of seller and capital expenditures financing	(164,705,000)	0	0
Cash retained by C3is Inc. at spin off	0	0	(5,000,000)
Net cash (used in)/ provided by financing activities	(107,719,900)	4,811,762	(57,398,450)
Net increase/(decrease) in cash, cash equivalents	(62,012,026)	(24,143,981)	34,420,593
Cash, cash equivalents at the beginning of the year	67,783,531	91,927,512	57,506,919
Cash, cash equivalents at the end of the year	5,771,505	67,783,531	91,927,512
Supplemental cash flow information:
Interest paid	2,693,092	0	1,735,054
Non cash investing activity – Vessel improvements included in liabilities	0	0	859,320
Non cash investing and financing activity – Part payment of vessel acquisition through issuance of Series C Preferred Shares	0	0	10,000,000
Non cash investing activity – Dividend on Series A Perpetual Convertible Preferred shares included in investment in related party	354,167	162,500	162,500
Non cash investing activity – Vessel acquisition included in payable to related parties	0	13,305,000	0
Non cash financing activity – Dividend on Series A Preferred Shares included in payable to related parties	8,989	4,421	0
Distribution of net assets of C3is Inc. to shareholders and warrant holders	0	0	20,957,952
Non cash investing activity – Seller financing included in receivables from related party	$ 0	$ 0	$ 35,700,000

[1]	Adjusted to reflect the reverse stock split effect on April 28, 2023 (see Note 1 and 8)